General information	6 Months Ended
Mar. 31, 2019
General information [Abstract]
General information
1.	General information

The accompanying unaudited interim condensed consolidated financial statements include the accounts of Castor Maritime Inc. (“Castor”) and its wholly owned subsidiary, Spetses Shipping Co. (“Spetses”), collectively the “Company”. Castor was incorporated on September 11, 2017 under the laws of the Marshall Islands and Spetses was incorporated under the laws of the Marshall Islands on December 13, 2016. Spetses owns the Magic P (the “Vessel”), a 76,453 DWT, 2004 built, Panamax, drybulk vessel, which was acquired on February 21, 2017. The Company is engaged in the ocean transportation of dry bulk cargoes worldwide through the ownership and operation of its bulk carrier Vessel.  Castor is controlled by Thalassa Investment Co. S.A. (“Thalassa”), an entity registered in Liberia, which as of September 30, 2018 and March 31, 2019, held the majority of the Company's common shares and 100% of the Series B preferred shares and, accordingly, could control the outcome of matters on which stockholders are entitled to vote.  Thalassa is wholly-owned and controlled by Petros Panagiotidis, the Company's Chairman, Chief Executive Officer and Chief Financial Officer.

On September 22, 2017, Castor entered into a share exchange agreement (the “Exchange Agreement”) with the shareholders of Spetses to acquire all of the outstanding common shares of Spetses in exchange for Castor issuing (i) 2,400,000 common shares proportionately to the then shareholders of Spetses, (ii) 12,000 Series B preferred shares to Thalassa, the then controlling shareholder of Spetses (the “Series B Preferred Shares”), and (iii) 480,000 of 9.75% Series A cumulative redeemable perpetual preferred shares to the then shareholders of Spetses, excluding Thalassa, all at par value of $0.001 per share (the “Series A Preferred Shares”). Following the completion of the exchange, Spetses became a wholly owned subsidiary of Castor.  Prior to the date of the Exchange Agreement, 100% of Castor's issued and outstanding common shares were held by Thalassa, and Thalassa also held 52% of the issued and outstanding common shares of Spetses.